Financial Instruments - Separate Accounts Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	$ 3,972.5		$ 4,247.1
Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	914.8	[1]	916.6	[1]
Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	2,941.5	[1]	3,092.1	[1]
Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0.6	[1]	0.4	[1]
Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	3,856.9	[1]	4,009.1	[1]
Cash and Cash Equivalents [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	115.6		238.0
Debt Securities [Member] | Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	726.4		721.7
Debt Securities [Member] | Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	2,227.0		2,343.9
Debt Securities [Member] | Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0.6		0.4
Debt Securities [Member] | Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	2,954.0		3,066.0
Equity Securities [Member] | Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	188.4		194.9
Equity Securities [Member] | Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	3.3		1.0
Equity Securities [Member] | Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Equity Securities [Member] | Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	191.7		195.9
Derivatives [Member] | Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Derivatives [Member] | Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0.8		(1.8)
Derivatives [Member] | Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Derivatives [Member] | Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0.8		(1.8)
Common/collective trusts | Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Common/collective trusts | Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	710.4		749.0
Common/collective trusts | Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Common/collective trusts | Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	$ 710.4		$ 749.0

[1]	Excludes $115.6 million and $238.0 million of cash and cash equivalents and other receivables at December 31, 2013 and 2012, respectively.